Liquidity (Details Narrative)			12 Months Ended
	Mar. 18, 2025 USD ($)	Mar. 18, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
Subsequent Event [Line Items]
Net cash provided by used in operating activities			$ 2,213,036	$ 3,023,451	$ 4,854,939	$ 3,106,317
Working capital deficit			111,452	152,264	1,728,148
Cash and cash equivalents			$ 838,698		191,807		$ 1,145,829
Stock issued during period value				$ 6,435,134	$ 11,234,403
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period value	$ 300,000,000	$ 300,000,000